Schedule of Investments (unaudited)
June 30, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Black Belt Energy Gas District, RB, Series B, 4.00%, 12/01/26(a)	USD	600	$ 601,503
Alaska — 0.4%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 2.62%, 07/07/26(b)		395	395,000
Arizona — 3.3%
Arizona Board of Regents, Refunding RB, Series A, VRDN, 2.65%, 07/07/26(b)		2,300	2,300,000
City of Mesa Utility System Revenue, RB, (AGM), 5.00%, 07/01/26		675	675,000
Maricopa County Unified School District No. 69 Paradise Valley, GO, Series B, 5.00%, 07/01/26		660	660,000
			3,635,000
Arkansas — 0.3%
Arkansas Development Finance Authority, RB, Series B, (GNMA/FNMA/FHLMC), 2.88%, 05/17/27(a)		350	350,009
California — 2.0%
City of Los Angeles, GO, TRAN, 06/24/27(c)		900	919,288
East County Advanced Water Purification Joint Powers Authority, RB, Series A-1, 3.13%, 09/01/26		800	799,760
San Diego County Water Authority, RB, TECP, (Bank of America NA SBPA), 2.40%, 09/08/26		500	499,901
			2,218,949
Colorado — 6.2%
Adams & Weld Counties School District No. 27J Brighton, GO, Series A, 5.50%, 12/01/26		365	369,453
City of Colorado Springs Utilities System Revenue
RB, Series A, VRDN, (US Bank NA SBPA), 2.65%, 07/07/26(b)		2,600	2,600,000
RB, Series B, VRDN, (Barclays Bank plc SBPA), 2.55%, 07/07/26(b)		1,700	1,700,000
City of Commerce City Sales & Use Tax Revenue, Refunding RB, 5.00%, 08/01/26		855	856,614
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 12/01/26		500	504,381
Denver City & County Board of Water Commissioners, RB, TECP, 2.62%, 10/21/26		900	899,859
			6,930,307
Connecticut — 3.3%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series C-3, VRDN, (Royal Bank of Canada SBPA), 2.65%, 07/07/26(b)		725	725,000
Connecticut State Health & Educational Facilities Authority, RB, Series B, VRDN, (PNC Bank NA LOC), 2.68%, 07/07/26(b)		2,000	2,000,000
State of Connecticut Clean Water Fund - State Revolving Fund, Refunding RB, Series A, 5.00%, 03/01/27		900	915,454
			3,640,454
District of Columbia — 2.1%
District of Columbia HFA, RB, 3.20%, 12/01/26(a)		100	100,010
District of Columbia Water & Sewer Authority, RB, Series C-2, VRDN, (Bank of America NA SBPA), 2.90%, 07/01/26(b)		2,300	2,300,000
			2,400,010
Security		Par (000)	Value
Florida — 4.4%
City of Palm Coast Utility Revenue, Refunding RB, 5.00%, 10/01/26	USD	245	$ 246,409
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 2.75%, 07/07/26(b)		640	640,000
Miami-Dade County IDA, RB, VRDN, (Northern Trust Co. LOC), 2.75%, 07/07/26(b)		1,290	1,290,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 2.67%, 07/07/26(b)		1,700	1,700,000
School Board of Miami-Dade County (The), RB, TAN, 01/07/27(c)		1,000	1,006,569
			4,882,978
Georgia — 4.2%
City of Atlanta Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/26		350	352,842
County of Fulton, GO, TAN, 5.00%, 12/30/26		550	556,507
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 09/01/26(a)		490	490,674
Metropolitan Atlanta Rapid Transit Authority, TECP, Series B, (JPMorgan Chase Bank NA SBPA), 2.40%, 07/07/26		100	99,995
Private Colleges & Universities Authority, RB, Series B, VRDN, 3.02%, 07/07/26(b)		1,150	1,150,000
Roswell Development Authority, RB, Series A, VRDN, (Truist Bank LOC), 2.90%, 07/01/26(b)		2,000	2,000,000
			4,650,018
Idaho — 0.8%
State of Idaho, GO, TAN, 06/30/27(c)		900	911,733
Illinois — 2.4%
Illinois Finance Authority, Refunding RB, VRDN, (BMO Harris Bank NA LOC), 2.65%, 07/07/26(b)		2,660	2,660,000
Iowa — 2.6%
Iowa Finance Authority
RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.65%, 07/07/26(b)		550	550,000
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 2.65%, 07/07/26(b)		1,300	1,300,000
Refunding RB, Series B1, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(b)		1,000	1,000,000
			2,850,000
Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27		135	136,994
Kentucky — 1.7%
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, (PNC Bank NA LOC), 2.68%, 07/07/26(b)		1,000	1,000,000
Kentucky State Property & Building Commission, RB, Series A, 03/01/27(c)		200	203,167
Louisville & Jefferson County Metropolitan Sewer District, TECP, (JPMorgan Chase Bank NA SBPA), 2.52%, 08/19/26		700	699,997
			1,903,164
Louisiana — 4.8%
East Baton Rouge Parish IDB, Inc., RB, VRDN, 3.05%, 07/01/26(b)		2,400	2,400,000
Louisiana Housing Corp., RB, 5.00%, 12/01/26(a)		160	160,078

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB, Series B, VRDN, (TD Bank NA LOC), 2.69%, 07/07/26(b)	USD	1,500	$ 1,500,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(b)		1,250	1,250,000
			5,310,078
Maryland — 1.7%
County of Montgomery, GO, TECP, Series B, (State Street Bank & Trust Co. SBPA), 2.53%, 09/03/26		600	599,997
Washington Suburban Sanitary Commission, GO, BAN, Series A, VRDN, (County GTD), (TD Bank NA SBPA), 3.05%, 07/01/26(b)		1,300	1,300,000
			1,899,997
Massachusetts — 2.7%
Massachusetts Water Resources Authority, GO, TECP, (TD Bank NA LOC), 2.40%, 07/08/26		1,400	1,399,917
Town of Bedford, GO, BAN, 4.00%, 04/09/27		800	808,410
Town of Hingham, GO, Refunding, BAN, 4.00%, 02/12/27		800	806,015
			3,014,342
Michigan — 3.3%
Green Lake Township EDC, Refunding RB, VRDN, (PNC Bank NA LOC), 2.90%, 07/01/26(b)		700	700,000
Michigan Finance Authority, RB, Series A-2, (JPMorgan Chase Bank NA LOC), 5.00%, 08/20/26		800	802,337
Michigan State HDA
RB, 2.67%, 10/01/26(a)		60	59,957
RB, 2.67%, 10/01/26(a)		75	74,948
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 2.70%, 07/07/26(b)		2,100	2,100,000
			3,737,242
Mississippi — 3.7%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 2.66%, 07/07/26(b)		480	480,000
RB, Series E, VRDN, 3.00%, 07/01/26(b)		1,915	1,915,000
RB, Series G, VRDN, 3.00%, 07/01/26(b)		1,705	1,705,000
			4,100,000
Nebraska — 3.2%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 2.55%, 10/15/26		695	694,995
Nebraska Investment Finance Authority, RB, AMT, Series C, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.55%, 07/07/26(b)		2,525	2,525,000
Omaha Public Power District, GO, TECP, Series A, (Bank of America NA SBPA), 2.48%, 09/17/26		400	399,997
			3,619,992
New Jersey — 3.0%
Borough of Oradell, GO, BAN, 4.00%, 07/21/26		400	400,184
Borough of Pompton Lakes, GO, Refunding, BAN, 3.50%, 06/04/27		400	402,629
County of Essex, GO, BAN, 07/07/27(c)		1,000	1,013,530
Hudson County Improvement Authority, RB, Series B-1, (County GTD), 4.00%, 06/11/27		800	809,872
Township of Raritan, GO, Refunding, BAN, 4.00%, 04/29/27		750	756,576
			3,382,791
Security		Par (000)	Value
New Mexico — 1.7%
Albuquerque Municipal School District No. 12, GO, Series A, 5.00%, 08/01/26	USD	1,200	$ 1,201,959
Santa Fe Public School District, GO, 5.00%, 08/01/26		700	701,250
			1,903,209
New York — 4.3%
Long Island Power Authority, GO, TECP, (Bank of America NA LOC), 2.55%, 07/20/26		900	899,973
New York City Housing Development Corp., RB, Series A, VRDN, (Fannie Mae LIQ), (Fannie Mae LOC), 2.60%, 07/07/26(b)		1,400	1,400,000
New York City Municipal Water Finance Authority, RB, Series CC, VRDN, (State Street Bank & Trust Co. SBPA), 2.90%, 07/01/26(b)		1,500	1,500,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 2.65%, 07/07/26(b)		1,000	1,000,000
			4,799,973
North Carolina — 0.8%
City of Durham, RB, Series A, 5.00%, 04/01/27		300	305,649
City of Winston-Salem Water & Sewer System Revenue, Refunding RB, 5.00%, 06/01/27		550	562,880
			868,529
North Dakota — 1.5%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 2.67%, 07/07/26(b)		1,730	1,730,000
Ohio — 2.3%
Ohio State University (The), Refunding RB, Series A-2, VRDN, 2.65%, 07/07/26(b)		500	500,000
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series C, VRDN, (TD Bank NA LIQ), 2.90%, 07/01/26(b)		1,835	1,835,000
State of Ohio, Refunding RB, Series 1, 5.00%, 12/15/26		200	202,230
			2,537,230
Pennsylvania — 4.5%
Emmaus General Authority, RB, VRDN, (AGM), (Wells Fargo Bank NA SBPA), 2.75%, 07/07/26(b)		420	420,000
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 12/15/26		175	176,617
Pennsylvania Turnpike Commission
Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.65%, 07/07/26(b)		450	450,000
Refunding RB, Series FIRS, 5.00%, 06/01/27		650	664,541
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), (PNC Bank NA SBPA), 2.68%, 07/07/26(b)		3,300	3,300,000
			5,011,158
South Carolina — 4.9%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 2.72%, 07/07/26(b)		1,310	1,310,000
South Carolina Jobs EDA, RB, Series B, VRDN, (Federal Home Loan Bank LOC), 2.77%, 07/07/26(b)		2,100	2,100,000
South Carolina Public Service Authority, Refunding RB, Series A, VRDN, (Bank of America NA LOC), 2.92%, 07/07/26(b)		2,100	2,100,000
			5,510,000

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Term Municipal Income Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Dakota — 2.3%
South Dakota HDA
Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 2.62%, 07/07/26(b)	USD	1,025	$ 1,025,000
Refunding RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Bank of America NA SBPA), 2.68%, 07/07/26(b)		1,600	1,600,000
			2,625,000
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County
GO, Refunding, Series D, 5.00%, 01/01/27		300	303,655
GO, TECP, 2.59%, 09/01/26		600	599,944
GO, TECP, 2.85%, 09/22/26		300	300,000
GO, TECP, (TD Bank NA SBPA), 2.57%, 10/22/26		300	299,953
			1,503,552
Texas — 15.6%
Board of Regents of the University of Texas System
RB, TECP, 2.40%, 07/01/26		1,100	1,099,992
RB, TECP, Series A, 2.45%, 08/17/26		1,000	999,784
Refunding RB, Series B, VRDN, 2.65%, 07/07/26(b)		1,300	1,300,000
City of Austin Electric Utility System Revenue, GO, TECP, (JPMorgan Chase Bank NA SBPA), 2.58%, 11/04/26		100	99,982
City of El Paso Water & Sewer Revenue
GO, Refunding, 08/15/27(c)		700	718,779
RB, TECP, 2.68%, 07/15/26		500	499,987
RB, TECP, 2.70%, 07/15/26		200	199,995
RB, TECP, 2.70%, 07/15/26		500	499,987
Refunding RB, 5.00%, 03/01/27		350	355,568
City of Lubbock, GO, Refunding, 5.00%, 02/15/27		665	675,076
City of San Antonio Electric, RB, TECP, 2.80%, 11/17/26		800	799,997
County of Denton, GO, Refunding, 5.00%, 07/15/27		350	359,103
Houston ISD, GO, Refunding, (Permanent School Fund GTD), 5.00%, 02/15/27		1,100	1,116,736
Legacy Denton Public Facility Corp., RB, 3.03%, 04/01/27(a)		725	724,570
Lewisville ISD, GO, (Permanent School Fund GTD), 5.00%, 08/15/26		500	501,283
Midlothian ISD, GO, (Permanent School Fund GTD), 5.00%, 02/15/27		305	309,717
Palestine ISD, GO, Refunding, (Permanent School Fund GTD), 5.00%, 08/15/26		800	802,093
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 2.70%, 07/07/26(b)		100	100,000
GO, VRDN, (Federal Home Loan Bank SBPA), 2.70%, 07/07/26(b)		1,915	1,915,000
GO, Refunding, 5.00%, 10/01/26		325	326,891
Texas A&M University Revenue Financing System
RB, TECP, 2.53%, 07/15/26		500	499,978
Security		Par (000)	Value
Texas (continued)
Texas A&M University Revenue Financing System
RB, TECP, 2.60%, 08/13/26	USD	1,400	$ 1,400,000
Texas Transportation Commission, GO, Refunding, 5.00%, 04/01/27		400	407,310
Texas Water Development Board, RB, 5.00%, 10/15/26		700	704,964
Trinity River Authority, RB, TECP, 2.70%, 08/04/26		1,000	999,992
			17,416,784
Utah — 1.3%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 2.70%, 07/07/26(b)		1,450	1,450,000
Virginia — 2.6%
Fairfax County IDA, Refunding RB, Series C, VRDN, 2.70%, 07/07/26(b)		940	940,000
Loudoun County EDA, RB, Series A, VRDN, 3.07%, 07/07/26(b)		1,000	1,000,000
University of Virginia, RB, TECP, 2.50%, 10/06/26		600	599,833
Virginia HDA, RB, Series J, (GNMA/FNMA/FHLMC), 2.80%, 06/01/27(a)		350	350,003
			2,889,836
Wisconsin — 3.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (Truist Bank LOC), 2.75%, 07/07/26(b)		750	750,000
Wisconsin Housing & EDA Home Ownership Revenue
RB, Series A, (GNMA/FNMA/FHLMC COL), 2.65%, 03/01/27		300	299,645
RB, Series B, VRDN, (Federal Home Loan Bank LIQ), 2.67%, 07/07/26(b)		500	500,000
RB, AMT, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 2.67%, 07/07/26(b)		2,100	2,100,000
			3,649,645
Wyoming — 1.6%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 2.70%, 07/07/26(b)		1,800	1,800,000
Total Investments — 104.7% (Cost: $116,936,180)			116,925,477
Liabilities in Excess of Other Assets — (4.7)%			(5,223,752)
Net Assets — 100.0%			$ 111,701,725

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	When-issued security.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Term Municipal Income Series
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 116,925,477	$ —	$ 116,925,477

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Notes
VRDN	Variable Rate Demand Note